Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)

Our consolidated results of operations by quarter for the years ended December 31, 2016 and 2015 were as follows (millions, except per unit amounts):

2016	First	Second	Third	Fourth	Year Ended December 31, 2016
Total operating revenues	$1,464	$1,623	$1,823	$1,983	$6,893
Operating income (loss)	$80	$(12)	$92	$19	$179
Net income (loss)	$65	$(21)	$89	$(39)	$94
Net income attributable to non-controlling interests	$—	$(1)	$—	$(5)	$(6)
Net income attributable to partners	$65	$(22)	$89	$(44)	$88
Net loss attributable to predecessor operations	$(7)	$(67)	$(31)	$(119)	$(224)
Net income allocable to limited partners	$41	$14	$89	$44	$188
Basic and diluted net income per limited partner unit	$0.36	$0.12	$0.78	$0.38	$1.64

2015	First	Second	Third	Fourth	Year Ended December 31, 2015
Total operating revenues	$2,020	$1,849	$1,870	$1,691	$7,430
Operating income (loss)	$40	$(463)	$57	$(466)	$(832)
Net (loss) income	$(17)	$(491)	$24	$(382)	$(866)
Net income attributable to non-controlling interests	$—	$—	$(1)	$(4)	$(5)
Net income attributable to partners	$(17)	$(491)	$23	$(386)	$(871)
Net loss attributable to predecessor operations	$(86)	$(489)	$(48)	$(476)	$(1,099)
Net income (loss) allocable to limited partners	$38	$(33)	$40	$59	$104
Basic and diluted net income (loss) per limited partner unit	$0.33	$(0.29)	$0.35	$0.51	$0.91